Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
	Level	December 31, 2021	December 31, 2020
Warrants liabilities – Private Warrants	3	$411,038	$522,579

Schedule of fair value of warrant liabilities regarding Level 3 fair value measurements
Warrants liabilities at December 31, 2019	$533,319
Change in fair value of warrants liabilities for the year ended December 31, 2020	(10,740)
Warrants liabilities at December 31, 2020	522,579
Change in fair value of warrants liabilities for the year ended December 31, 2021	(111,541)
Warrants liabilities at December 31, 2021	$411,038

Schedule of fair value of private warrants
	December 31, 2021	December 31, 2020
Stock price	$11.69	$11.41
Exercise price	$11.50	$11.50
Risk-free interest rate	1.28%	0.40%
Expected term (in years)	5.25	5.25
Expected dividend yield	0.00%	0.00%
Expected volatility	40.92%	41.59%
Merger probability adjustment	55.00%	75.00%